Putnam VT Small Cap Value Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value
Aerospace and defense (2.0%)
Parsons Corp.(NON)(S)	28,949	$954,738
Vectrus, Inc.(NON)	33,798	1,373,889

		2,328,627
Airlines (1.1%)
Mesa Air Group, Inc.(NON)	183,300	1,236,359

		1,236,359
Auto components (0.9%)
Cooper Tire & Rubber Co.	40,523	1,058,461

		1,058,461
Banks (18.2%)
Ameris Bancorp	26,100	1,050,263
Atlantic Union Bankshares Corp.	1,330	49,536
Camden National Corp.	12,714	550,770
Coastal Financial Corp./WA(NON)	13,698	206,977
ConnectOne Bancorp, Inc.	43,500	965,700
CrossFirst Bankshares, Inc.(NON)	32,571	465,928
First Horizon National Corp.	87,326	1,414,681
First Merchants Corp.	32,100	1,208,084
Franklin Financial Network, Inc.	29,338	886,301
Hancock Whitney Corp.	25,950	993,755
IBERIABANK Corp.	13,727	1,036,938
Investors Bancorp, Inc.	109,613	1,245,204
Lakeland Bancorp, Inc.	56,700	874,881
OFG Bancorp (Puerto Rico)	57,700	1,263,630
Peoples Bancorp, Inc.	17,400	553,494
Preferred Bank	20,033	1,049,329
Southern First Bancshares, Inc.(NON)	10,584	421,772
Sterling Bancorp	65,849	1,320,931
Synovus Financial Corp.	36,659	1,310,926
TCF Financial Corp.	32,600	1,241,082
Univest Financial Corp.	46,800	1,193,868
Western Alliance Bancorp	20,900	963,072
Wintrust Financial Corp.	15,500	1,001,765

		21,268,887
Building products (1.1%)
Quanex Building Products Corp.	66,866	1,208,937

		1,208,937
Chemicals (1.7%)
Olin Corp.	44,500	833,040
Tronox Holdings PLC Class A (United Kingdom)	130,700	1,084,810

		1,917,850
Commercial services and supplies (4.0%)
CECO Environmental Corp.(NON)	121,126	846,065
Herman Miller, Inc.	20,400	940,236
HNI Corp.	19,800	702,900
Quad Graphics, Inc.(S)	78,800	828,188
SP Plus Corp.(NON)	36,600	1,354,200

		4,671,589
Communications equipment (2.0%)
Lumentum Holdings, Inc.(NON)(S)	13,600	728,416
NETGEAR, Inc.(NON)	47,600	1,533,672

		2,262,088
Construction and engineering (3.2%)
Ameresco, Inc. Class A(NON)	54,738	879,640
MYR Group, Inc.(NON)	29,202	913,731
Sterling Construction Co., Inc.(NON)	71,417	939,134
WillScot Corp.(NON)	64,500	1,004,910

		3,737,415
Construction materials (0.7%)
Eagle Materials, Inc.	9,563	860,766

		860,766
Electric utilities (3.3%)
ALLETE, Inc.	19,100	1,669,531
PNM Resources, Inc.	14,700	765,576
Portland General Electric Co.	25,100	1,414,887

		3,849,994
Electronic equipment, instruments, and components (2.6%)
Bel Fuse, Inc. Class B	10,554	158,627
Jabil, Inc.	37,800	1,352,106
SYNNEX Corp.	13,043	1,472,555

		2,983,288
Energy equipment and services (1.1%)
ProPetro Holding Corp.(NON)	58,700	533,583
Select Energy Services, Inc. Class A(NON)	84,390	730,817

		1,264,400
Entertainment (1.8%)
Lions Gate Entertainment Corp. Class A(S)	43,751	404,697
Madison Square Garden Co. (The) Class A(NON)	3,398	895,441
SciPlay Corp. Class A(NON)	76,900	822,830

		2,122,968
Equity real estate investment trusts (REITs) (7.5%)
Chatham Lodging Trust(R)	52,100	945,615
Columbia Property Trust, Inc.(R)	60,400	1,277,460
Gaming and Leisure Properties, Inc.(R)	31,535	1,205,898
QTS Realty Trust, Inc. Class A(R)	29,245	1,503,485
Senior Housing Properties Trust(R)	154,228	1,427,380
Spirit Realty Capital, Inc.(R)(S)	26,267	1,257,139
STORE Capital Corp.(R)	31,300	1,170,933

		8,787,910
Food products (0.6%)
John B. Sanfilippo & Son, Inc.	7,400	714,840

		714,840
Health-care providers and services (3.9%)
Acadia Healthcare Co., Inc.(NON)(S)	24,933	774,918
Brookdale Senior Living, Inc.(NON)	203,666	1,543,788
Magellan Health, Inc.(NON)	16,200	1,006,020
Premier, Inc. Class A(NON)	40,800	1,179,936

		4,504,662
Hotels, restaurants, and leisure (3.4%)
Bloomin' Brands, Inc.	40,596	768,482
Cedar Fair LP	22,104	1,289,989
Cheesecake Factory, Inc. (The)(S)	23,158	965,225
Dine Brans Global, Inc.(S)	12,100	917,906

		3,941,602
Household durables (2.4%)
William Lyon Homes Class A(NON)	83,600	1,702,096
ZAGG, Inc.(NON)(S)	182,200	1,142,394

		2,844,490
Insurance (3.2%)
Argo Group International Holdings, Ltd. (Bermuda)	15,600	1,095,744
Heritage Insurance Holdings, Inc.	86,735	1,296,688
Palomar Holdings, Inc.(NON)(S)	35,101	1,383,681

		3,776,113
Interactive media and services (1.0%)
Cars.com, Inc.(NON)	31,734	284,971
Meet Group, Inc. (The)(NON)	283,800	929,445

		1,214,416
IT Services (2.1%)
CACI International, Inc. Class A(NON)	5,800	1,341,308
Perficient, Inc.(NON)	29,200	1,126,536

		2,467,844
Leisure products (0.8%)
Clarus Corp.	82,170	963,443

		963,443
Machinery (3.0%)
Columbus McKinnon Corp./NY	22,200	808,746
Federal Signal Corp.	49,373	1,616,472
Manitex International, Inc.(NON)	18,159	120,757
Rexnord Corp.(NON)	36,700	992,735

		3,538,710
Metals and mining (1.5%)
Cleveland-Cliffs, Inc.(S)	91,000	657,020
Ferroglobe Representation & Warranty Insurance Trust(NON)	102,740	—
Haynes International, Inc.	8,824	316,252
Mayville Engineering Co., Inc.(NON)	60,511	798,140

		1,771,412
Mortgage real estate investment trusts (REITs) (2.1%)
Granite Point Mortgage Trust, Inc.(R)	54,100	1,013,834
Ladder Capital Corp.(R)	82,800	1,429,956

		2,443,790
Multi-utilities (1.2%)
Unitil Corp.	22,800	1,446,432

		1,446,432
Multiline retail (0.9%)
Big Lots, Inc.	44,000	1,078,000

		1,078,000
Oil, gas, and consumable fuels (6.6%)
Arch Coal, Inc. Class A(S)	10,800	801,360
Encana Corp. (Canada)(S)	203,403	935,654
Magnolia Oil & Gas Corp. Class A(NON)(S)	122,200	1,356,420
Par Pacific Holdings, Inc.(NON)	47,629	1,088,799
Range Resources Corp.(S)	90,200	344,564
Scorpio Tankers, Inc.(S)	68,804	2,047,607
Vermilion Energy, Inc. (Canada)(S)	70,700	1,177,755

		7,752,159
Paper and forest products (1.6%)
Boise Cascade Co.	36,713	1,196,477
Verso Corp. Class A(NON)	54,300	672,234

		1,868,711
Professional services (—%)
BancTec, Inc. 144A CVR(F)	152,299	—

		—
Real estate management and development (0.5%)
Newmark Group, Inc. Class A	68,900	624,234

		624,234
Semiconductors and semiconductor equipment (1.1%)
Photronics, Inc.(NON)	114,700	1,247,936

		1,247,936
Software (1.1%)
j2 Global, Inc.	14,300	1,298,726

		1,298,726
Specialty retail (0.9%)
Shoe Carnival, Inc.(S)	33,100	1,072,771

		1,072,771
Thrifts and mortgage finance (3.0%)
First Defiance Financial Corp.	26,326	762,533
HomeStreet, Inc.(NON)	25,400	693,928
OceanFirst Financial Corp.	31,900	752,840
Walker & Dunlop, Inc.	23,100	1,291,983

		3,501,284
Trading companies and distributors (1.9%)
GMS, Inc.(NON)	41,800	1,200,496
Nesco Holdings, Inc.(NON)	164,439	983,345

		2,183,841
Water utilities (0.8%)
Consolidated Water Co., Ltd. (Cayman Islands)	56,600	933,334

		933,334
Wireless telecommunication services (0.7%)
Shenandoah Telecommunications Co.	25,800	819,666

		819,666

Total common stocks (cost $112,189,963)		$111,567,955

INVESTMENT COMPANIES (2.8%)(a)
	Shares	Value
Alcentra Capital Corp.	77,100	$685,419
Ares Capital Corp.	42,500	791,988
New Mountain Finance Corp.	69,243	943,782
TPG Specialty Lending, Inc.	31,592	662,800
TriplePoint Venture Growth BDC Corp.(S)	11,046	181,928

Total investment companies (cost $3,090,603)		$3,265,917

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Nesco Holdings, Inc.	1/1/25	$11.50	25,714	$22,114

Total warrants (cost $32,914)				$22,114

SHORT-TERM INVESTMENTS (14.6%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.15%(AFF)	15,140,507	$15,140,507
Putnam Short Term Investment Fund 2.05%(AFF)	1,965,197	1,965,197

Total short-term investments (cost $17,105,704)		$17,105,704
TOTAL INVESTMENTS

Total investments (cost $132,419,184)		$131,961,690

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $116,857,229.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,161,273	$66,749,710	$64,770,476	$237,803	$15,140,507
	Putnam Short Term Investment Fund**	3,487,164	38,849,541	40,371,508	68,398	1,965,197

	Total Short-term investments	$16,648,437	$105,599,251	$105,141,984	$306,201	$17,105,704
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $15,140,507, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,819,139. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$4,157,050	$—	$—
Consumer discretionary	10,958,767	—	—
Consumer staples	714,840	—	—
Energy	9,016,559	—	—
Financials	30,990,074	—	—
Health care	4,504,662	—	—
Industrials	18,905,478	—	—**
Information technology	10,259,882	—	—
Materials	6,418,739	—	—
Real estate	9,412,144	—	—
Utilities	6,229,760	—	—

Total common stocks	111,567,955	—	—
Investment companies	3,265,917	—	—
Warrants	22,114	—	—
Short-term investments	1,965,197	15,140,507	—

Totals by level	$116,821,183	$15,140,507	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 Security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	15,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com